Net revenues (Tables)	6 Months Ended
Jun. 30, 2020
Disaggregation Of Revenue [Abstract]
Schedule of revenue recognized from contracts with customers disaggregated by four types of pricing models

The following table presents our revenue recognized from contracts with customers disaggregated by the four types of pricing models:

	For the six months ended June 30,
	2019	2020

Recognized over time
- Sales agent	3,030	2,543
- Cost-plus	7,298	10,486
- SaaS products offering	4,015	8,005
	14,343	21,034

Recognized at a point in time
- Specified actions	74,021	84,572
- SaaS products offering	201	1,542
	74,222	86,114

Total	88,565	107,148